Debt securities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Debt Instruments [Abstract]
Disclosure of detailed information about debt instruments explanatory
The detail, by classification, type and currency, of Debt securities in the consolidated balance sheets is as follows:

EUR million
	2025	2024	2023
Classification
Financial assets held for trading	98,568	82,646	62,124
Non-trading financial assets mandatorily at fair value through profit or loss	245	447	860
Financial assets designated at fair value through profit or loss	2,894	2,897	3,095
Financial assets designated at fair value through other comprehensive income	58,305	76,558	73,565
Financial assets at amortised cost	140,014	120,949	103,559
	300,026	283,497	243,203
Type
Spanish government debt securities	63,742	56,919	40,321
Foreign government debt securities	172,468	164,747	145,732
Issued by financial institutions	17,465	16,776	14,681
Other fixed-income securities	46,029	44,703	42,294
Impaired financial assets	842	701	461
Impairment losses	(520)	(349)	(286)
	300,026	283,497	243,203
Currency
Euro	142,969	118,456	90,857
Pound sterling	14,114	15,630	9,284
US dollar	50,671	48,189	38,161
Brazilian real	48,231	44,432	46,190
Other currencies	44,561	57,139	58,997
Debt securities excluding impairment adjustments	300,546	283,846	243,489
Impairment losses	(520)	(349)	(286)
	300,026	283,497	243,203

Schedule of debt instruments by origin of issuer
The breakdown, by origin of the issuer, of debt securities at 31 December 2025, 2024 and 2023, net of impairment losses, is as follows:

EUR million
	2025				2024				2023
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
Spain	2,528	63,742	66,270	22.09%	1,901	56,919	58,820	20.75%	2,525	40,321	42,846	17.62%
United Kingdom	2,336	9,227	11,563	3.85%	3,077	9,903	12,980	4.58%	2,816	4,748	7,564	3.11%
Portugal	3,212	5,627	8,839	2.95%	3,224	5,138	8,362	2.95%	2,826	4,815	7,641	3.14%
Italy	2,821	24,215	27,036	9.01%	3,072	22,954	26,026	9.18%	2,968	12,945	15,913	6.54%
Ireland	4,239	42	4,281	1.43%	4,557	14	4,571	1.61%	5,632	11	5,643	2.32%
Poland	22	1,465	1,487	0.50%	2,472	15,224	17,696	6.24%	2,937	12,482	15,419	6.34%
Other European countries	12,682	25,894	38,576	12.86%	11,593	12,702	24,295	8.57%	9,797	15,495	25,292	10.40%
United States	14,941	29,199	44,140	14.71%	12,475	27,811	40,286	14.21%	8,959	22,992	31,951	13.14%
Brazil	13,518	33,908	47,426	15.81%	12,738	32,645	45,383	16.01%	13,551	32,342	45,893	18.87%
Mexico	3,001	25,113	28,114	9.37%	2,190	20,822	23,012	8.12%	1,969	20,738	22,707	9.34%
Chile	137	8,567	8,704	2.90%	96	6,982	7,078	2.50%	49	11,995	12,044	4.95%
Other American countries	3,254	5,954	9,208	3.07%	3,336	4,502	7,838	2.76%	2,315	2,546	4,861	2.00%
Rest of the world	1,125	3,257	4,382	1.45%	1,100	6,050	7,150	2.52%	806	4,623	5,429	2.23%
	63,816	236,210	300,026	100%	61,831	221,666	283,497	100%	57,150	186,053	243,203	100%

Disclosure of debt instruments by issuer rating
The detail, by issuer rating, of Debt securities at 31 December 2025, 2024 and 2023 is as follows:

EUR million
	2025				2024				2023
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
AAA	15,952	9,320	25,272	8.42%	16,889	6,440	23,329	8.23%	15,152	7,887	23,039	9.47%
AA	19,598	42,451	62,049	20.68%	16,972	47,254	64,226	22.65%	15,142	36,704	51,846	21.32%
A	13,206	95,537	108,743	36.24%	10,056	87,814	97,870	34.53%	11,175	68,112	79,287	32.60%
BBB	6,872	50,066	56,938	18.98%	8,900	44,483	53,383	18.83%	7,749	39,173	46,922	19.29%
Below BBB	5,052	38,836	43,888	14.63%	5,543	35,675	41,218	14.54%	4,654	34,177	38,831	15.97%
Unrated	3,136	—	3,136	1.05%	3,471	—	3,471	1.22%	3,278	—	3,278	1.35%
	63,816	236,210	300,026	100%	61,831	221,666	283,497	100%	57,150	186,053	243,203	100%

Schedule of breakdown by type of instrument
The detail, by type of financial instrument, of private fixed-income securities at 31 December 2025, 2024 and 2023, net of impairment losses, is as follows:

EUR million
	2025	2024	2023
Securitised mortgage bonds	10,514	10,709	9,310
Other asset-backed bonds	14,073	11,624	10,243
Floating rate debt	18,721	17,323	15,376
Fixed rate debt	20,508	22,175	22,221
Total	63,816	61,831	57,150

Schedule of changes in impairment losses on debt instruments
The changes in the impairment losses on debt securities are summarised below:

EUR million
	2025	2024	2023
Balance at beginning of year	349	286	226
Net impairment losses for the yearA	182	226	24
Of which:
Impairment losses charged to income	238	234	36
Impairment losses reversed with a credit to income	(56)	(8)	(12)
Assets written off	—	(131)	0
Exchange differences and other items	(11)	(32)	36
Balance at end of year	520	349	286
Of which:
By geographical location of risk:
European Union	26	23	22
America	494	326	264
A.Of the EUR 182 million corresponding to net provisions for the year ended 31 December 2025 (EUR 226 million and EUR 24 million at 31 December 2024 and 2023, respectively), EUR 182 million relates to financial assets at amortized cost (EUR 227 million and EUR 23 million at 31 December 2024 and 2023, respectively) and EUR 0 million relates to financial assets designated at fair value through other comprehensive income (EUR -1 million and EUR 1 million at 31 December 2024 and 2023, respectively).
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers during 2025, 2024 and 2023:

2025
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,293	4,744	14,088	22,125
Transfers
To stage 2 from stage 1	(847)	2,734		1,887
To stage 3 from stage 1	(701)		4,931	4,230
To stage 3 from stage 2		(1,189)	2,760	1,571
To stage 1 from stage 2	82	(466)		(384)
To stage 2 from stage 3		177	(344)	(167)
To stage 1 from stage 3	16		(59)	(43)
Net changes of the exposure and modifications in the credit risk	1,269	(800)	6,581	7,050
Write-offs	—	—	(13,266)	(13,266)
FX and other movements	(112)	(569)	(1,164)	(1,845)
Loss allowance at the end of the year	3,000	4,631	13,527	21,158

2024
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,596	4,954	14,238	22,788
Transfers
To stage 2 from stage 1	(626)	2,676		2,050
To stage 3 from stage 1	(385)		4,548	4,163
To stage 3 from stage 2		(1,591)	3,444	1,853
To stage 1 from stage 2	109	(725)		(616)
To stage 2 from stage 3		278	(693)	(415)
To stage 1 from stage 3	23		(156)	(133)
Net changes of the exposure and modifications in the credit risk	755	(704)	6,655	6,706
Write-offs	—	—	(13,212)	(13,212)
FX and other movements	(179)	(144)	(736)	(1,059)
Loss allowance at the end of the year	3,293	4,744	14,088	22,125

2023
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,626	5,127	13,931	22,684
Transfers
To stage 2 from stage 1	(696)	2,954		2,258
To stage 3 from stage 1	(405)		4,278	3,873
To stage 3 from stage 2		(1,820)	3,721	1,901
To stage 1 from stage 2	149	(905)		(756)
To stage 2 from stage 3		282	(920)	(638)
To stage 1 from stage 3	27		(184)	(157)
Net changes of the exposure and modifications in the credit risk	875	(557)	7,212	7,530
Write-offs	—	—	(13,847)	(13,847)
FX and other movements	20	(127)	47	(60)
Loss allowance at the end of the year	3,596	4,954	14,238	22,788
The changes in gross property development loans to customers were as follows:

EUR million
	2025	2024	2023
Balance at beginning of year	2,545	2,433	2,327
Foreclosed assets	—	—	(1)
Net variation	441	112	115
Written-off assets	(2)	—	(8)
Balance at end of year	2,984	2,545	2,433
The gross movement in foreclosed properties were as follows (EUR billion):

	EUR Billion
	2025	2024	2023
Gross additions	0.1	0.1	0.3
Disposals	(0.7)	(0.8)	(1.2)
Difference	(0.6)	(0.7)	(0.9)